Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 94.14%	Value
	Aerospace and Defense - 3.49%
1,695	Lockheed Martin Corp.	$824,601

	Beverages - 4.68%
14,330	Heineken Holding N.V. (b)	1,105,210

	Capital Markets - 2.70%
4,125	Brookfield Asset Management Ltd. - Class A (a)	118,264
16,500	Brookfield Corp.	519,090
		637,354
	Chemicals - 4.13%
29,872	Valvoline, Inc.	975,321

	Commercial Services & Supplies - 2.72%
30,580	MillerKnoll, Inc.	642,486

	Diversified Financial Services - 3.87%
2,962	Berkshire Hathaway, Inc. - Class B (a)	914,962

	Entertainment - 2.10%
6,500	Activision Blizzard, Inc.	497,575

	Health Care Equipment & Supplies - 3.52%
62,020	Smith & Nephew plc	831,897

	Health Care Providers & Services - 14.52%
11,683	Centene Corp. (a)	958,123
14,105	CVS Health Corp.	1,314,445
3,092	McKesson Corp.	1,159,871
		3,432,439
	Household Durables - 2.39%
7,397	Sony Corp. - ADR	564,243

	Insurance - 8.68%
99,720	AIA Group, Ltd.	1,108,930
716	Markel Corp. (a)	943,323
		2,052,253
	Interactive Media & Services - 7.40%
9,862	Baidu, Inc. - ADR (a)	1,128,015
14,505	Tencent Holdings, Ltd. (b)	620,678
		1,748,693
	Internet & Direct Marketing Retail - 3.98%
467	Booking Holdings, Inc. (a)	941,136

	IT Services - 2.91%
6,800	Fiserv, Inc. (a)	687,276

	Media - 3.82%
25,835	Comcast Corp. - Class A	903,450

	Metals & Mining - 3.13%
43,105	Barrick Gold Corp. (b)	740,544

	Personal Products - 2.89%
13,592	Unilever plc - ADR	684,357

	Pharmaceuticals - 6.61%
2,849	Johnson & Johnson	503,276
11,663	Novartis AG - ADR	1,058,067
		1,561,343
	Road & Rail - 1.90%
6,028	Canadian Pacific Railway, Ltd. (b)	449,628

	Software - 5.52%
1,593	Microsoft Corp.	382,033
11,279	Oracle Corp.	921,946
		1,303,979
	Specialty Retail - 3.18%
5,105	Advance Auto Parts, Inc.	750,588
	TOTAL COMMON STOCKS (Cost $19,258,633)	22,249,335

	PREFERRED STOCK - 5.31%
	Technology Hardware, Storage & Peripherals - 5.31%
31,420	Samsung Electronics Co., Ltd., 2.15% (b)	1,254,812
	TOTAL PREFERRED STOCK (Cost $710,323)	1,254,812

	MONEY MARKET FUND - 0.05%
10,777	First American Treasury Obligations Fund, Class Z, 4.16% (c)	10,777
	TOTAL MONEY MARKET FUND (Cost $10,777)	10,777

	Total Investments in Securities (Cost $19,979,733) - 99.50%	23,514,924
	Other Assets in Excess of Liabilities - 0.50%	118,130
	TOTAL NET ASSETS - 100.00%	$23,633,054

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	56.9%
Canada	7.7%
China	7.4%
United Kingdom	6.4%
Republic of Korea	5.3%
Hong Kong	4.7%
Netherlands	4.7%
Switzerland	4.5%
Japan	2.4%
100.0%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Scharf Global Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$3,149,718	$-	$-	$3,149,718
Consumer Discretionary	2,255,967	-	-	2,255,967
Consumer Staples	1,789,568	-	-	1,789,568
Financials	3,604,568	-	-	3,604,568
Health Care	5,825,679	-	-	5,825,679
Industrials	1,916,715	-	-	1,916,715
Information Technology	1,991,255	-	-	1,991,255
Materials	1,715,865	-	-	1,715,865
Total Common Stocks	22,249,335	-	-	22,249,335
Preferred Stock
Information Technology	1,254,812	-	-	1,254,812
Total Preferred Stock	1,254,812	-	-	1,254,812
Money Market Fund	10,777	-	-	10,777
Total Investments in Securities	$23,514,924	$-	$-	$23,514,924

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.